Provisions - Schedule of Pension Plan Balances Movements (Detail) - Pension plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [line items]
Beginning balance	$ 26,889	$ 31,531
Interest expense on obligation	1,611	1,606
Payments	(2,650)	(3,238)
Actuarial losses (gains)	(1,325)	(3,389)
Exchange differences	(4,372)	379
Ending balance	$ 20,153	$ 26,889